Summary of Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Defined Benefit Plan Expected Future Benefit Payments Fiscal Year Maturity [Line Items]
2015	$ 112
2016	355
2017	438
2018	341
2019	212
2020-2024	1,932
Total	$ 3,390